Bank Financing and Debt (Tables)	12 Months Ended
Dec. 31, 2013
Bank Financing And Debt Tables [Abstract]
Schedule of long-term debt instruments [Table Text Block]
At December 31,	2013	2012
Commercial paper	$475	$—
8.875% Notes due 2014	99	100
7.625% Senior Debentures due 2016	200	200
1.95% Senior Notes due 2017	397	396
4.625% Senior Notes due 2018	317	321
8.875% Senior Notes due 2019	592	591
5.750% Senior Notes due 2020	500	500
4.30% Senior Notes due 2021	300	300
3.375% Senior Notes due 2022	695	694
7.875% Debentures due 2023	224	224
7.125% Senior Notes due 2023 (b)	52	52
7.875% Senior Debentures due 2030	1,270	1,271
5.50% Senior Debentures due 2033	428	428
5.90% Senior Notes due 2040	299	299
4.85% Senior Notes due 2042	488	487
Obligations under capital leases	113	72
Total debt (c)	6,449	5,935
Less discontinued operations debt (d)	14	14
Total debt from continuing operations	6,435	5,921
Less commercial paper	475	—
Less current portion	20	18
Total long-term debt from continuing operations, net of current portion	$5,940	$5,903

(a)       Unless otherwise noted, the long-term debt instruments are issuances of CBS Corp. and are guaranteed by CBS Operations Inc.

(b)       Debt instrument is an issuance of CBS Broadcasting Inc., a wholly owned subsidiary of CBS Corp., and has no guarantor.

(c)        At December 31, 2013 and December 31, 2012, the senior debt balances included (i) a net unamortized discount of $13 million and $16 million, respectively, and (ii) an increase in the carrying value of the debt relating to previously settled fair value hedges of $18 million and $23 million, respectively. The face value of the Company's total debt was $6.44 billion at December 31, 2013 and $5.93 billion at December 31, 2012.

(d)       Included in “Liabilities of discontinued operations” on the Consolidated Balance Sheets.

Schedule of maturities of long-term debt [Table Text Block]
						2019 and
	2014	2015	2016	2017	2018	Thereafter
Long-term debt	$99	$—	$200	$400	$300	$4,857